Equity-accounted investees - Interests in total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 51,703	$ 50,322
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	51,703	50,322	$ 43,182
TOTAL LIABILITIES	0	0
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
Associates | Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	51,703	50,322
TOTAL LIABILITIES	$ 0	$ 0